RELATED PARTY TRANSACTIONS	6 Months Ended
May 31, 2022
RELATED PARTY TRANSACTIONS

21.       RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

In November 2020, the Company signed employment agreements with two directors of the Company. The agreements require total payments of CAD$17,500 each per month. Included in the agreements is a provision for 12 months written notice or salary paid in lieu of notice upon termination without just cause. In April 2021, one of the agreements was terminated and replaced with a consulting agreement with the same terms.

In January 2021, the Company signed an employment agreement with the CEO of the Company. The agreement requires payments of CAD$20,000 per month. Included in the agreement is: (1) a provision for three months written notice or salary paid in lieu of notice upon termination without just cause and (2) a provision to increase the base salary to CAD$30,000 per month, retroactive to January 1, 2021, upon the Company raising US$5 million in funding (achieved). In May 2022, the CEO resigned, at which time, the Company agreed to continue paying the CEO his wages until April 2023.

Receivables at May 31, 2022 includes $14,110 (November 30, 2021 - $nil) from a director of iGEMS for advances taken.

Accounts payable and accrued liabilities at May 31, 2022 includes $1,630,778 (November 30, 2021 - $275,486) owing to directors, officers, and a former director for unpaid directors fees, salaries, consulting fees, expense reimbursements, and loans.

During the six months ended May 31, 2022, the Company recorded revenue of $363,748 (May 31, 2021 - $nil) to a company with a director in common with IndieFlix. As at May 31, 2022, the Company had a receivable of $578 (November 30, 2021 - $308,631) from this company.

During the six months ended May 31, 2022, the Company recorded royalties, included in cost of sales, of $340,238 (May 31, 2021 - $nil) to three LLC’s for which IndieFlix acts as a manager and received royalty income of $34,433 (May 31, 2021 - $nil) from two of these LLCs. Additionally, as at May 31, 2022, the Company had a payable of $257,354 (November 30, 2021 - $184,627) to two of these LLC’s for unpaid royalties and a receivable of $40,649 (November 30, 2021 - $91,222) from three of these LLC’s for royalty income and recoupment of costs incurred on their behalves.

During the six months ended May 31, 2022, the Company incurred content curation costs, included in cost of sales, of $47,600 (May 31, 2021 - $nil) to a company controlled by a director of iGEMS.

During the six months ended May 31, 2022, the Company incurred rent, included in other general and admin expenses, of $23,134 (May 31, 2021 - $nil) to a company with a former director in common.

The following is a summary of key management personnel compensation:

	Six months ended May 31,
	2022	2021
	$	$
Management and directors salaries and fees	658,343	325,423
Share-based compensation	164,816	870,533
Key management personnel compensation	823,159	1,195,956